FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures Abstract
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. A fair value calculation is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2009 and 2010:

Cash, deposits, repos, money market investments: The carrying amount of cash, deposits with central bank and other banks, repurchase and resale agreements and money market investments approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality. For variable rate commercial loans that re-price frequently (within a relatively short time frame) and have no significant change in credit risk, fair value is based on carrying amount. Impaired loans secured with collateral are not considered to be “collateral dependent” if foreclosure is not probable and repayment is not expected to be provided solely by the underlying collateral, therefore such loans are not disclosed as Level 3 fair value measurements on a non-recurring basis. For impaired loans secured with collateral for which foreclosure is probable, the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy (see Note 14).

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no defined maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	2009		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,077,953	3,082,061	6,398,767	6,399,000
Held to maturity securities	99,604	100,182	3,611,797	2,626,824
Loans at amortized cost, net of allowance	72,922,138	73,269,534	75,303,928	75,220,207
Financial Liabilities:
Deposits at amortized cost	87,025,742	87,055,068	92,654,725	92,641,905
Other borrowed funds	310,784	310,377	1,111,663	1,109,408
Long-term debt at amortized cost	1,867,270	1,905,105	2,544,850	2,669,250

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2009				value
	(EUR in thousands)
Assets
Money market investments at fair value	1,111,955	127,912	-	1,239,867
Trading assets	2,819,565	285,058	63,117	3,167,740
Greek government bonds	2,058,414	3,678	8,766	2,070,858
Debt securities issued by other governments and public sector entities	153,812	41,174	-	194,986
Debt securities issued by Greek financial institutions	148,519	27,414	-	175,933
Debt securities issued by foreign financial institutions	271,451	18,882	53,689	344,022
Corporate debt securities issued by Greek companies	19,020	141,320	-	160,340
Corporate debt securities issued by foreign companies	112,397	52,590	662	165,649
Equity securities issued by Greek companies	29,692	-	-	29,692
Equity securities issued by foreign companies	7,682	-	-	7,682
Mutual fund units	18,578	-	-	18,578
Derivative assets	41,160	1,791,995	38,106	1,871,261
Available-for-sale securities	11,222,592	3,939,702	578,402	15,740,696
Greek government bonds	7,504,847	1,652,521	146,230	9,303,598
Debt securities issued by other governments and public sector entities	2,493,391	400,986	328,074	3,222,451
Corporate debt securities issued by companies incorporated in Greece	18,945	820,659	14,886	854,490
Corporate debt securities issued by companies incorporated outside Greece	362,138	1,065,507	89,212	1,516,857
Equity securities issued by companies incorporated in Greece	220,984	26	-	221,010
Equity securities issued by companies incorporated outside Greece	48,869	3	-	48,872
Mutual Fund units	573,418	-	-	573,418
Loans at fair value(1)	-	846,588	-	846,588
Other assets	289,153	62,306	-	351,459
Total Assets	15,484,425	7,053,561	679,625	23,217,611
Liabilities
Deposits at fair value(2)	-	803,776	4,893	808,669
Derivative liabilities	30,020	1,278,539	21,454	1,330,013
Long-term debt fair value(1)	1,387,695	102,089	-	1,489,784
Total liabilities	1,417,715	2,184,404	26,347	3,628,466

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2010				fair value
	(EUR in thousands)
Assets
Money market investments at fair value	941,115	225,319	-	1,166,434
Trading assets	165,555	571,957	36,862	774,374
Greek government bonds	-	4,964	-	4,964
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	29,541	79	29,620
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,692,148	35,596	1,731,192
Available-for-sale securities	4,169,976	10,151,330	191,564	14,512,870
Greek government bonds	-	7,355,343	72,980	7,428,323
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	1,094,863	14,346	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,233,428	264,022	18,977,553
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,770,597	6,540	1,787,351
Long-term debt at fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,271,830	7,163	4,289,207

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 14 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

(c)       Transfers from Level 1 to Level 2

In 2010, Greek government bonds amounting to EUR 6.3 million in financial assets at fair value through profit and loss and EUR 5,600.4 million in available-for-sale investment securities were transferred from Level 1 to Level 2, due to the significant reduction or disappearance of trading activity. For the same reason, long term debt for which the Group has elected the fair value option were also transferred from Level 1 to Level 2. The deteriorating macroeconomic conditions during 2010 in Greece, the severe recession of Greek economy, the unprecedented pressure on the public finances of the Hellenic Republic and the tensions related to Greek public finance have affected the liquidity of Greek government bonds traded on HDAT (the electronic dealing platform for Greek government bonds). As a result of this significant reduction in liquidity the Bank has reclassified the Greek government bonds from Level 1 to Level 2.

(d)       Valuation techniques:

The fair value of trading assets and AFS debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. In particular, available for sale securities valued using valuation techniques with significant unobservable inputs principally comprise of securities that require correlation between various interest indices.

The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. in particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2009 and December 31, 2010 including realized and unrealized gains/(losses) included in earnings and OCI.

	2009
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	17,152	(22,218)	-	68,183	-	63,117
Greek government bonds	8,900	(574)	-	440	-	8,766
Debt securities issued by foreign financial institutions	8,252	(22,015)	-	67,452	-	53,689
Corporate debt securities issued by foreign companies	-	371	-	291	-	662
Net Derivatives	39,786	(4,740)	-	(18,394)	-	16,652
Available-for-sale securities	628,442	(12,502)	(14,272)	(1,042)	(22,224)	578,402
Greek government bonds	150,401	1,793	9,581	6,679	(22,224)	146,230
Debt securities issued by other governments and public sector entities	358,309	-	(22,085)	(8,150)	-	328,074
Corporate debt securities issued by companies incorporated in Greece	15,131	17	(262)	-	-	14,886
Corporate debt securities issued by companies incorporated outside Greece	104,601	(14,312)	(1,506)	429	-	89,212
Deposits at fair value	69,358	(2,912)	-	(61,553)	-	4,893

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	16,652	40,938	-	(28,534)	-	29,056
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

Gains and losses included in earnings are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 20,846 thousand for the year ended December 31, 2009 and to EUR 381  thousand for the year ended December 31, 2010 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2010, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR -7578 thousand, EUR 39852 thousand and EUR 10 thousand for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2009, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (36,786) thousand, EUR (13,932) thousand and EUR (4,572) thousand for trading assets, derivatives and deposits respectively.

The transfer out of level 3 in 2009 relates to a security that gave the issuer the option after a certain period of time to change the interest rate on the bond to Euribor plus a spread, which the issuer exercised. The transfers out of Level 3 in 2010 relate to securities that have been reclassified in the held-to-maturity portfolio and therefore are no longer measured at fair value.